Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	2018	2017
Collateral given for own liabilities	404	426
Collateral and financial guarantees received for own receivables and loans to customers	335	326
Contractual commitments to purchase property, plant and equipment	416	550
Contractual commitments to acquire loans to customers	171	16
Other commitments	1 973	1 834